GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Expected Amortization Expense	We expect the annual amortization of our intangible assets that have been recorded as of December 31, 2017 to be as follows:

(In millions)
2018	$3
2019	3
2020	3
2021	3
2022	3
2023 and thereafter	25
Total	$40